Fair Value Measurements and Disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below presents the recorded amount of assets and liabilities measured at fair value on a recurring basis as of June 30, 2015 and December 31, 2014.

June 30, 2015	Level 1	Level 2	Level 3	Total
Mortgage-backed securities	$—	25,405	—	25,405
Municipal securities	—	4,572	—	4,572

Total investment securities available-for-sale	$—	29,977	—	29,977

Derivative assets	$—	239	—	239

Derivative liabilities	$—	379	—	379

December 31, 2014	Level 1	Level 2	Level 3	Total
U.S. Treasury securities	$1,501	—	—	1,501
Mortgage-backed securities	—	28,750	—	28,750
Municipal securities	—	4,681	—	4,681
Investment in mutual fund	—	—	—	—

Total investment securities available-for-sale	$1,501	33,431	—	34,932

Derivative assets	$—	105	—	105

Derivative liabilities	$—	425	—	425

The table below presents the recorded amount of assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2013.

December 31, 2014	Level 1	Level 2	Level 3	Total
U.S. Treasury securities	$1,501	—	—	1,501
Mortgage-backed securities	—	28,750	—	28,750

Municipal securities	—	4,681	—	4,681

Total investment securities available-for-sale	$1,501	33,431	—	34,932

Derivative assets	$—	105	—	105

Derivative liability	$—	425	—	425

December 31, 2013	Level 1	Level 2	Level 3	Total
Mortgage-backed securities	$—	33,742	—	33,742
Municipal securities	—	4,270	—	4,270
Investment in mutual fund	—	9,967	—	9,967

Total investment securities available-for-sale	$—	47,979	—	47,979

Derivative assets	$—	493	—	493

Derivative liability	$—	352	—	352

Summary of Assets Measured at Fair Value on a Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis are included in the table below as of June 30, 2015 and December 31, 2014.

June 30, 2015	Level 1	Level 2	Level 3	Total
Other real estate and repossessed assets	$—	—	1,636	1,636
Impaired loans	—	—	5,483	5,483

December 31, 2014	Level 1	Level 2	Level 3	Total
Other real estate and repossessed assets	$—	—	1,380	1,380
Impaired loans	—	—	4,865	4,865

Assets Recorded at Fair Value on a Nonrecurring Basis

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2014 and 2013.

December 31, 2014	Level 1	Level 2	Level 3	Total
Other real estate and repossessed assets	$—	—	1,380	1,380
Impaired loans	—	—	4,865	4,865

December 31, 2013	Level 1	Level 2	Level 3	Total
Other real estate and repossessed assets	$—	—	845	845
Impaired loans	—	—	3,371	3,371

Summary of Carrying Amounts and Estimated Fair Values of the Company's Financial Instruments

The carrying amounts and estimated fair values of the Company’s financial instruments at June 30, 2015 and December 31, 2014 were as follows:

	Carrying Amount	Estimated Fair Value
June 30, 2015		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$142,393	142,393	—	—
Investment securities held-to-maturity	12,609	—	12,122	—
Investment securities available-for-sale	29,977	—	29,977	—
Other investments	5,844	—	5,844	—
Loans, net	961,379	—	955,947	5,483
Mortgage loans held-for-sale	13,750	—	13,750	—
Bank owned life insurance	11,848	—	11,848	—
Derivative assets	239	—	239	—

Liabilities:
Deposits	1,051,483	—	1,022,470	—
Federal Home Loan Bank advances	22,000	—	22,601	—
Derivative liabilities	379	—	379	—

	Carrying Amount	Estimated Fair Value
December 31, 2014		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$123,435	123,435	—	—
Investment securities available-for-sale	34,932	1,501	33,431	—
Other investments	5,421	—	5,421	—
Loans, net	878,919	—	873,125	4,865
Mortgage loans held-for-sale	9,329	—	9,329	—
Bank owned life insurance	10,641	—	10,641	—
Derivative assets	105	—	105	—

Liabilities:
Deposits	971,060	—	949,621	—
Federal Home Loan Bank advances	22,000	—	22,677	—
Derivative liabilities	425	—	425	—

The carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2014 and 2013 were as follows:

	Carrying Amount	Estimated Fair Value
December 31, 2014		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$123,435	123,435	—	—
Investment securities available-for-sale	34,932	1,501	33,431	—
Other investments	5,421	—	5,421	—
Loans, net	878,919	—	873,125	4,865
Mortgage loans held-for-sale	9,329	—	9,329	—
Bank owned life insurance	10,641	—	10,640	—
Derivative assets	105	—	105	—
Liabilities:
Deposits	971,060	—	949,621	—
Federal Home Loan Bank advances	22,000	—	22,677	—
Derivative liability	425	—	425	—

	Carrying Amount	Estimated Fair Value
December 31, 2013		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$124,136	124,136	—	—
Investment securities available-for-sale	47,979	—	47,979	—
Other investments	4,482	—	4,482	—
Loans, net	572,883	—	566,207	3,371
Mortgage loans held-for-sale	7,159	—	7,159	—
Bank owned life insurance	8,247	—	8,247	—
Derivative assets	493	—	493	—
Liabilities:
Deposits	678,031	—	674,070	—
Federal Home Loan Bank advances	22,000	—	22,743	—
Derivative liability	352	—	352	—